Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 10, 2018	Jun. 30, 2015	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000132089
Account Value [Line Items]
Line Graph and Table Measure Name			Kopernik Global All-Cap Fund, Class I Shares
C000157593
Account Value [Line Items]
Line Graph and Table Measure Name		Kopernik International Fund, Class I Shares
C000157592
Account Value [Line Items]
Line Graph and Table Measure Name	Kopernik International Fund, Investor Shares
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Account Value			$ 10,000	$ 23,808	$ 17,929	$ 16,225	$ 20,270	$ 14,766	$ 14,078	$ 12,503	$ 12,568	$ 10,201	$ 9,997
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Account Value			$ 1,000,000	2,380,757	1,792,863	1,622,472	2,027,009	1,476,579	1,407,770	1,250,335	1,256,841	1,020,139	999,666
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Account Value		$ 1,000,000		1,581,284	1,271,818	1,134,824	1,507,609	1,162,730	1,193,901	$ 1,072,999	$ 1,169,365	$ 945,800	$ 943,680
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 10,000			$ 15,201	$ 12,226	$ 10,909	$ 14,493	$ 11,177	$ 11,477